Other liabilities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Undiscounted estimated required cash flow	$ 133	$ 119	$ 122
Minimum
Disclosure of contingent liabilities [line items]
Undiscounted cash flow, Interest rate	0.0095	0.0020
Provision for decommissioning, restoration, estimated period	12 years
Maximum
Disclosure of contingent liabilities [line items]
Undiscounted cash flow, Interest rate	0.0125	0.0039
Provision for decommissioning, restoration, estimated period	15 years
Provision for decommissioning, landfill closures and site remediation, estimated period	50 years